SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

The financial statements were authorized for issuance by the Board of Directors on April 24, 2024. There are no subsequent events between the closing date of year ended December 31, 2023, and the approval (issuance) of these consolidated financial statements, other than the ones already disclosed therein.

Natural gas transportation transitional tariff increase

As a result of the public hearing hold on January 8, 2024, on March 26, 2024, tgs entered the 2024’s Transitional Agreement with the ENARGAS, which provides for a transitional adjustment of 675% in natural gas transportation tariffs. This tariff increase came into effect on April 3, 2024, after Resolution No. 112/2024 (the “Resolution 112”) issued by the ENARGAS was published in the Official Gazette. According to Resolution 112, as from May 2024 and until the RTI process is completed, tariffs are adjusted monthly by a composite index (the “Transitional Adjustment Index”) as follows:

-	47% by the Wage Index - Registered Private Sector published by INDEC,

-	27.2% IPIM, and

-	25.8% Construction Cost Index in Greater Buenos Aires - Materials chapter published by INDEC.

To this end, ENARGAS will issue the corresponding monthly resolution adjusting the tariff charts to be applied.

In addition, Resolution 112 provides that during 2024 the Company must execute an investment plan in the amount of Ps. 27,690 million (adjustable by the Transitional Adjustment Index). As of the date of this Financial Statements, the Company has submitted such investment plan, which is in the process of execution.

Annual Ordinary Shareholders’ Meeting

Allocation of 2023’s net income and retained earnings.

On April 17, 2024, the Annual Ordinary Shareholders’ Meeting (the “2024 Shareholders´ Meeting”) approved the increase in the legal reserve of Ps. 1,783 million and the allocation of Ps. 751,449 million to the reserve for capital expenditures, acquisition of treasury shares and/or dividends (the “Reserve”). The Board of Directors can release the Reserve to tgs’ shareholders for such purposes.

It is noteworthy that the above-mentioned decisions made by the 2024 Shareholders’ Meeting were taken considering current CNV regulations (Resolution No. 777/2018) which states retained earnings have to be adjusted by inflation using the rates as of the month before the meeting was held. In case of 2022 Shareholders’ Meeting, tgs used the inflation rate as of March 31, 2024.